Income Taxes (Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets and liabilities
Deferred tax assets (under "Other non-current assets")	$ 2,027	$ 1,739
Deferred tax liabilities	5,952	16,040
Net deferred tax liabilities	$ 3,925	$ 14,301